Financial Risk Management and Fair Value of Financial Instruments - Disclosure Of Financial Instruments By Type Of Interest Rate Explanatory (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial risk management and fair value of financial instruments
financial liabilities			¥ (8,042,784)	¥ (6,396,105)
Fixed interest rate | Interest rate risk
Financial risk management and fair value of financial instruments
Financial assets and liabilities	¥ 6,607,678	¥ 4,759,913
Fixed interest rate | Cash and cash equivalents | Interest rate risk
Financial risk management and fair value of financial instruments
Financial assets	6,666,304	4,268,300
Fixed interest rate | Time deposits | Interest rate risk
Financial risk management and fair value of financial instruments
Financial assets	301,401	620,148
Fixed interest rate | Restricted cash-current | Interest rate risk
Financial risk management and fair value of financial instruments
Financial assets	12,910	4,814
Fixed interest rate | Restricted cash-non-current | Interest rate risk
Financial risk management and fair value of financial instruments
Financial assets	6,487	¥ 9,669
Fixed interest rate | Long-term bank loan | Interest rate risk
Financial risk management and fair value of financial instruments
Interest rates		2.90%
financial liabilities		¥ (50,040)
Fixed interest rate | Short-term bank loans | Interest rate risk
Financial risk management and fair value of financial instruments
Interest rates		2.50%
financial liabilities	¥ (324,263)	¥ (30,019)
Fixed interest rate | Lease liabilities-current | Interest rate risk
Financial risk management and fair value of financial instruments
Interest rates	4.40%	4.40%
financial liabilities	¥ (31,920)	¥ (36,900)
Fixed interest rate | Lease liabilities-non-current | Interest rate risk
Financial risk management and fair value of financial instruments
Interest rates	4.40%	4.40%
financial liabilities	¥ (23,241)	¥ (26,059)
Floating interest rate | Non-equity investments | Interest rate risk
Financial risk management and fair value of financial instruments
Financial assets	¥ 144,252	¥ 1,685,146
Minimum | Fixed interest rate | Cash and cash equivalents | Interest rate risk
Financial risk management and fair value of financial instruments
Interest rates	0.00%	0.00%
Minimum | Fixed interest rate | Time deposits | Interest rate risk
Financial risk management and fair value of financial instruments
Interest rates	1.40%	1.55%
Minimum | Fixed interest rate | Restricted cash-current | Interest rate risk
Financial risk management and fair value of financial instruments
Interest rates	0.05%	0.01%
Minimum | Fixed interest rate | Restricted cash-non-current | Interest rate risk
Financial risk management and fair value of financial instruments
Interest rates	1.25%	0.01%
Minimum | Fixed interest rate | Short-term bank loans | Interest rate risk
Financial risk management and fair value of financial instruments
Interest rates	2.11%
Maximum | Fixed interest rate | Cash and cash equivalents | Interest rate risk
Financial risk management and fair value of financial instruments
Interest rates	3.99%	5.25%
Maximum | Fixed interest rate | Time deposits | Interest rate risk
Financial risk management and fair value of financial instruments
Interest rates	1.65%	5.05%
Maximum | Fixed interest rate | Restricted cash-current | Interest rate risk
Financial risk management and fair value of financial instruments
Interest rates	1.60%	2.00%
Maximum | Fixed interest rate | Restricted cash-non-current | Interest rate risk
Financial risk management and fair value of financial instruments
Interest rates	1.95%	1.61%
Maximum | Fixed interest rate | Short-term bank loans | Interest rate risk
Financial risk management and fair value of financial instruments
Interest rates	2.30%